Putnam Short Term Investment Fund
The fund's portfolio
10/31/22 (Unaudited)

REPURCHASE AGREEMENTS (57.3%)(a)
	Principal amount	Value
Interest in $315,867,000 joint tri-party repurchase agreement dated 10/31/2022 with BofA Securities, Inc. due 11/1/2022 - maturity value of $31,188,642 for an effective yield of 3.050% (collateralized by Agency Mortgage-Backed Securities with a coupon rate of 4.500% and due dates ranging from 7/20/2052 to 9/20/2052, valued at $322,184,341)	$31,186,000	$31,186,000
Interest in $508,400,000 joint tri-party repurchase agreement dated 10/31/2022 with Royal Bank of Canada due 11/1/2022 - maturity value of $187,455,828 for an effective yield of 3.040% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 4.375% and due dates ranging from 4/15/2023 to 10/31/2029, valued at $518,611,863)	187,440,000	187,440,000
Interest in $44,000,000 tri-party repurchase agreement dated 10/31/2022 with Bank of Nova Scotia due 11/1/2022 - maturity value of $44,003,667 for an effective yield of 3.000% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 3.500% and due dates ranging from 10/15/2025 to 2/15/2044, valued at $44,883,769)	44,000,000	44,000,000
Interest in $300,000,000 tri-party repurchase agreement dated 10/31/2022 with Barclays Capital, Inc. due 11/1/2022 - maturity value of $300,025,000 for an effective yield of 3.000% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.750% to 2.375% and due dates ranging from 1/31/2028 to 11/15/2049, valued at $306,025,512)	300,000,000	300,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 10/31/2022 with BMO Capital Markets due 11/1/2022 - maturity value of $100,008,306 for an effective yield of 2.990% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 7.625% and due dates ranging from 11/15/2022 to 2/15/2052, valued at $102,008,479)	100,000,000	100,000,000
Interest in $15,000,000 tri-party repurchase agreement dated 10/31/2022 with BNP Paribas due 11/1/2022 - maturity value of $15,001,250 for an effective yield of 3.000% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 7.125% and due dates ranging from 11/30/2022 to 11/15/2042, valued at $15,301,306)	15,000,000	15,000,000
Interest in $145,400,000 tri-party repurchase agreement dated 10/31/2022 with Goldman, Sachs & Co. LLC due 11/1/2022 - maturity value of $145,412,278 for an effective yield of 3.040% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.440% to 5.500% and due dates ranging from 3/1/2028 to 8/15/2057, valued at $148,308,000)	145,400,000	145,400,000
Interest in $200,000,000 tri-party repurchase agreement dated 10/31/2022 with JPMorgan Securities, LLC due 11/1/2022 - maturity value of $200,016,667 for an effective yield of 3.000% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.250% to 2.375% and due dates ranging from 3/15/2023 to 5/15/2027, valued at $204,017,055)	200,000,000	200,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/2022 with BNP Paribas, 3.240% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.250% to 9.250% and due dates ranging from 5/1/2023 to perpetual maturity, valued at $26,252,547) (France)(IR)(EG)	25,000,000	25,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/2022 with RBC Capital Markets, LLC, 3.290% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.450% to 6.600% and due dates ranging from 4/3/2023 to 1/15/2087, valued at $26,252,891) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $1,073,026,000)		$1,073,026,000

COMMERCIAL PAPER (18.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	2.833	12/8/22	$16,000,000	$15,935,197
Australia and New Zealand Banking Group, Ltd. (Australia)	3.570	9/28/23	20,000,000	19,972,359
Australia and New Zealand Banking Group, Ltd. (Australia)	3.440	12/1/22	21,000,000	21,004,061
Commonwealth Bank of Australia (Australia)	3.590	9/25/23	16,000,000	15,977,889
Commonwealth Bank of Australia (Australia)	0.331	11/7/22	17,000,000	16,988,563
DNB Bank ASA (Norway)	3.490	1/27/23	21,000,000	21,003,653
ING (U.S.) Funding, LLC	4.559	2/2/23	20,500,000	20,263,033
Lloyds Bank PLC (United Kingdom)	3.520	4/11/23	20,000,000	19,982,960
National Australia Bank, Ltd. (Australia)	3.360	2/24/23	20,000,000	19,992,866
National Bank of Canada (Canada)	3.350	11/7/22	20,250,000	20,251,231
NRW.Bank (Germany)	2.798	11/17/22	21,000,000	20,966,412
Skandinaviska Enskilda Banken AB (Sweden)	3.550	2/21/23	21,000,000	20,997,134
Svenska Handelsbanken AB (Sweden)	3.540	3/9/23	22,000,000	21,999,191
Svenska Handelsbanken AB (Sweden)	0.341	11/1/22	25,000,000	24,997,868
Toronto-Dominion Bank (The) (Canada)	3.702	7/3/23	15,000,000	14,474,067
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	3.600	1/31/23	19,000,000	19,000,950
Toyota Motor Credit Corp.	3.350	3/7/23	18,000,000	17,989,827
Westpac Banking Corp. (Australia)	3.460	3/20/23	20,000,000	19,996,332

Total commercial paper (cost $352,078,009)				$351,793,593

CERTIFICATES OF DEPOSIT (15.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA	3.370	12/13/22	$20,000,000	$20,003,762
Bank of Montreal/Chicago, IL (Canada)	5.000	10/6/23	10,000,000	9,957,590
Bank of Montreal/Chicago, IL FRN (Canada)	3.740	9/15/23	20,000,000	19,987,093
Bank of Nova Scotia/Houston FRN	3.590	12/23/22	20,000,000	20,005,337
BNP Paribas/New York, NY (France)	3.540	2/21/23	16,000,000	16,000,163
Canadian Imperial Bank of Commerce/New York, NY	4.060	8/17/23	10,000,000	9,893,492
Canadian Imperial Bank of Commerce/New York, NY FRN	3.800	8/21/23	19,000,000	19,006,975
Citibank, NA	4.100	8/7/23	21,000,000	20,796,461
Citibank, NA	3.890	10/25/23	10,300,000	10,298,272
Credit Agricole Corporate and Investment Bank/New York (France)	3.720	4/25/23	18,000,000	18,000,232
Mizuho Bank, Ltd./New York, NY FRN	3.480	2/23/23	20,000,000	19,993,304
MUFG Bank, Ltd./New York, NY FRN (Japan)	3.530	2/22/23	20,000,000	19,992,730
Nordea Bank ABP/New York, NY FRN	3.550	2/14/23	18,000,000	17,999,484
Royal Bank of Canada/New York, NY (Canada)	4.020	8/11/23	10,000,000	9,892,974
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	3.540	2/10/23	15,000,000	14,998,160
Sumitomo Mitsui Trust Bank, Ltd./New York	3.250	11/10/22	20,000,000	19,998,737
Sumitomo Mitsui Trust Bank, Ltd./New York FRN	3.560	1/10/23	18,000,000	18,002,260

Total certificates of deposit (cost $285,301,218)				$284,827,026

ASSET-BACKED COMMERCIAL PAPER (8.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Atlantic Asset Securitization, LLC	3.924	12/15/22	$20,500,000	$20,400,575
Bedford Row Funding Corp.	3.159	11/4/22	21,000,000	20,992,377
CHARTA, LLC	4.002	1/17/23	11,993,000	11,878,771
Collateralized Commercial Paper FLEX Co., LLC	3.380	11/7/22	20,000,000	20,001,332
Collateralized Commercial Paper FLEX Co., LLC	3.340	3/23/23	20,000,000	19,981,694
Collateralized Commercial Paper V Co., LLC	3.340	3/22/23	20,000,000	19,981,739
CRC Funding, LLC	3.103	12/2/22	11,000,000	10,962,972
Liberty Street Funding, LLC (Canada)	3.684	12/27/22	25,000,000	24,839,925
Old Line Funding, LLC	3.600	2/22/23	17,250,000	17,247,794

Total asset-backed commercial paper (cost $166,367,422)				$166,287,179
TOTAL INVESTMENTS

Total investments (cost $1,876,772,649)				$1,875,933,798

	Key to holding's abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,872,511,119.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	74.4%
	Canada	6.6
	Australia	6.1
	Sweden	3.6
	France	3.1
	Japan	1.9
	Norway	1.1
	Germany	1.1
	United Kingdom	1.1
	Puerto Rico	1.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,096,064,252 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$166,287,179	$—
Certificates of deposit	—	284,827,026	—
Commercial paper	—	351,793,593	—
Repurchase agreements	—	1,073,026,000	—

Totals by level	$—	$1,875,933,798	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com